                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05620

                        The Zweig Total Return Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                900 Third Avenue
                               New York, NY 10022
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Kevin J. Carr, Esq.                    John R. Flores, Esq.
Secretary and Chief Legal Officer  Vice President, Litigation/Employment Counsel
  Phoenix Life Insurance Company           Phoenix Life Insurance Company
         One American Row                        One American Row
        Hartford, CT  06102                     Hartford, CT  06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-272-2700

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Glossary

American Depositary Receipt (ADR): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Basis Point (bp): One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

The Zweig Total Return Fund Composite Index: A composite index consisting of 62.5% Lehman Brothers Government Bond Index and 37.5% S&P 500(R) Index.

Consumer Price Index (CPI): Measures the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

Dow Jones Industrial Average/SM/: A price-weighted average of 30 blue chip stocks. The index is calculated on a total return basis with dividends reinvested.

Duration: A measure of a fixed income fund's sensitivity to interest rate changes. For example, if a fund's duration is 5 years, a 1% increase in interest rates would result in a 5% decline in the fund's price. Similarly, a 1% decline in interest rates would result in a 5% gain in the fund's price.

Federal funds rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

Federal Reserve (the "Fed"): The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Gross domestic product (GDP): An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

Inflation: Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

Initial public offering (IPO): A company's first sale of stock to the public.

Lehman Brothers Government Bond Index: Measures U.S. Treasury and Agency securities with a remaining maturity of one year or more. The index is calculated on a total return basis.

NASDAQ Composite(R) Index: A market capitalization-weighted index of all issues listed in the NASDAQ (National Association Of Securities Dealers Automated Quotation System) Stock Market, except for closed-end funds, convertible debentures, exchange traded funds, preferred stocks, rights, warrants, units and other derivative securities. The index is calculated on a total return basis with dividends reinvested.

Reuters CRB (Commodity Research Bureau) Index: Tracks 17 component commodities ranging from key economic indicators like gold and oil to other important commodities such as cocoa, coffee and orange juice.

Reuters Estimates: Provides major institutional sell-side and buy-side firms, financial data providers and corporations around the world with research and analysis on over 14,500 active companies and 10,000 inactive companies in more than 70 countries.

S&P 500(R) Index: A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Short Interest: The total number of shares of a security that have been sold short by customers and securities firms that have not been repurchased to settle short positions in the market.





  Indexes cited are unmanaged and not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

                       THE ZWEIG TOTAL RETURN FUND, INC.

               SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                                March 31, 2005
                                  (Unaudited)


                                                              Par
                                                            (000's)      Value
                                                           ---------  ------------
  INVESTMENTS
  U.S. GOVERNMENT SECURITIES                      48.84%
  U.S. TREASURY BONDS -- 14.92%
     U.S. Treasury Bond 6.125%, 11/15/27...............     $17,500   $ 20,453,808
     U.S. Treasury Bond 6.38%, 8/15/27.................      11,500     13,816,618
     U.S. Treasury Bond 9.25%, 2/15/16.................      30,000     41,868,750
                                                                      ------------
                                                                        76,139,176
                                                                      ------------
  U.S. TREASURY NOTES -- 33.91%
     U.S. Treasury Inflationary Note 1.625%,
       1/15/15/(e)/....................................      27,000     26,565,406
     U.S. Treasury Note 1.875%, 12/31/05...............      34,000     33,646,706
     U.S. Treasury Note 2.00%, 8/31/05.................      11,250     11,202,536
     U.S. Treasury Note 2.25%, 4/30/06.................      25,000     24,667,000
     U.S. Treasury Note 3.00%, 2/15/08.................      38,000     37,036,624
     U.S. Treasury Note 3.50%, 11/15/06................      40,000     39,875,000
                                                                      ------------
                                                                       172,993,272
                                                                      ------------
         Total U.S. Government Securities (Identified Cost
           $249,441,954)......................................         249,132,448
                                                                      ------------
  AGENCY NON-MORTGAGE BACKED SECURITIES            5.04%
     FNMA 3.15%, 5/28/08...............................      26,570     25,696,671
                                                                      ------------
         Total Agency Non-Mortgage Backed
           Securities (Identified Cost $26,652,389)...........          25,696,671
                                                                      ------------

                                                           Number of
                                                            Shares
                                                           ---------
  DOMESTIC COMMON STOCKS                          27.84%
  CONSUMER DISCRETIONARY -- 2.04%
     Comcast Corp. Class A/(b)/........................      44,000      1,486,320
     Home Depot, Inc...................................      47,000      1,797,280
     McDonald's Corp...................................      88,000      2,740,320
     Nike, Inc. Class B................................      30,000      2,499,300
     Viacom, Inc. Class B..............................      54,000      1,880,820
                                                                      ------------
                                                                        10,404,040
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                      Number of
                                                       Shares      Value
                                                      --------- -----------
    CONSUMER STAPLES -- 4.98%
       Altria Group, Inc./(d)/....................      74,000  $ 4,838,860
       Archer-Daniels-Midland Co..................     124,000    3,047,920
       Costco Wholesale Corp......................      48,000    2,120,640
       Kimberly-Clark Corp........................      64,000    4,206,720
       Molson Coors Brewing Co....................      44,000    3,395,480
       Procter & Gamble Co........................      64,000    3,392,000
       Sara Lee Corp..............................     199,000    4,409,840
                                                                -----------
                                                                 25,411,460
                                                                -----------
    ENERGY -- 2.64%
       Burlington Resources, Inc..................      39,000    1,952,730
       ConocoPhillips.............................      32,000    3,450,880
       Halliburton Co.............................      73,000    3,157,250
       Occidental Petroleum Corp..................      46,000    3,273,820
       Valero Energy Corp.........................      22,000    1,611,940
                                                                -----------
                                                                 13,446,620
                                                                -----------
    FINANCIALS -- 6.57 %
       Allstate Corp.............................       73,000    3,946,380
       Bank of America Corp./(d)/................      100,000    4,410,000
       Capital One Financial Corp................       18,000    1,345,860
       Goldman Sach Group, Inc...................       23,000    2,529,770
       Huntington Bancshares, Inc................      186,000    4,445,400
       Morgan Stanley............................       66,000    3,778,500
       National City Corp........................      127,000    4,254,500
       Wachovia Corp.............................       80,000    4,072,800
       Wells Fargo & Co..........................       79,000    4,724,200
                                                                 ----------
                                                                 33,507,410
                                                                 ----------
    HEALTH CARE -- 3.65%
       Amgen, Inc./(b)/..........................       25,000    1,455,250
       Bard (C.R.), Inc..........................       25,000    1,702,000
       Bristol-Myers Squibb Co...................      192,000    4,888,320
       Merck & Co., Inc..........................      165,000    5,341,050
       Pfizer, Inc...............................      133,000    3,493,910
       UnitedHealth Group, Inc...................       18,000    1,716,840
                                                                 ----------
                                                                 18,597,370
                                                                 ----------
    INDUSTRIAL -- 3.41%
       AMR Corp./(b)/............................      112,000    1,198,400
       Boeing Co. (The)..........................       51,000    2,981,460
       Continental Airlines, Inc. Class B/(b)/...      136,000    1,637,440

        See notes to schedule of investments and securities sold short

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
   INDUSTRIAL (CONTINUED)
      Deere & Co./(d)/.................................      44,000   $  2,953,720
      L-3 Communications Holdings, Inc.................      21,000      1,491,420
      Norfolk Southern Corp............................      66,000      2,445,300
      Paccar, Inc......................................      35,000      2,533,650
      United Defense Industries, Inc...................      29,000      2,129,180
                                                                      ------------
                                                                        17,370,570
                                                                      ------------
   INFORMATION TECHNOLOGY -- 1.91%
      Cisco Systems, Inc./(b)/.........................      68,000      1,216,520
      Intel Corp.......................................     126,000      2,926,980
      International Business Machines Corp.............      20,000      1,827,600
      Microsoft Corp...................................      81,000      1,957,770
      Qualcomm, Inc....................................      50,000      1,832,500
                                                                      ------------
                                                                         9,761,370
                                                                      ------------
   MATERIALS -- 1.68%
      Dow Chemical Co./(d)/............................      77,000      3,838,450
      Freeport McMoran Copper & Gold, Inc. Class B.....      34,000      1,346,740
      Georgia-Pacific Corp.............................      96,000      3,407,040
                                                                      ------------
                                                                         8,592,230
                                                                      ------------
   TELECOMMUNICATION SERVICES -- 0.96%
      AT&T Corp........................................     261,000      4,893,750
                                                                      ------------
          Total Domestic Common Stocks
            (Identified Cost $123,093,470).........................    141,984,820
                                                                      ------------
   FOREIGN COMMON STOCKS/(c)/                      2.27%
   CONSUMER DISCRETIONARY -- 0.53%
      Honda Motor Co., Ltd. ADR (Japan)/(d)/...........      80,000      2,003,200
      Sony Corp. ADR (Japan)...........................      17,000        680,340
                                                                      ------------
                                                                         2,683,540
                                                                      ------------
   HEALTH CARE -- 0.81%
      Angiotech Pharmaceuticals, Inc. (United States)..      92,000      1,412,200
      Sanofi Aventis ADR (France)......................      64,000      2,709,760
                                                                      ------------
                                                                         4,121,960
                                                                      ------------
   INFORMATION TECHNOLOGY -- 0.93%
      Amdocs Ltd. (United States)/(b)/.................      44,000      1,249,600
      Nokia OYJ ADR (Finland)..........................     227,000      3,502,610
                                                                      ------------
                                                                         4,752,210
                                                                      ------------
          Total Foreign Common Stocks
            (Identified Cost $10,397,285)..........................     11,557,710
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                         Contracts       Value
                                                         ----------  ------------
OPTIONS                                          0.00%
   Japan Yen Call Option expiring 4/26/05 @102.......    50,000,000  $     23,600
                                                                     ------------
       Total Options
         (Identified Cost $258,795)................................        23,600
                                                                     ------------
       Total Long Term Investments -- 83.99%
         (Identified Cost $409,843,893)............................   428,395,249
                                                                     ------------

                                                            Par
                                                          (000's)
                                                         ----------
SHORT-TERM INVESTMENTS                          15.68%
FEDERAL AGENCY SECURITIES -- 5.15%
   FNMA 7.00%, 7/15/05
     (Identified Cost $26,317,754)...................       $26,000    26,289,978
COMMERCIAL PAPER -- 10.53%
   Consolidated Edison, Inc. 2.83%, 4/1/05...........         5,700     5,700,000
   RABOBANK USA 2.82%, 4/1/05........................        23,000    23,000,000
   UBS Finance Delaware LLC 2.83%, 4/1/05............        25,000    25,000,000
                                                                     ------------
       Total Commercial Paper
         (Identified Cost $53,700,000).............................    53,700,000
                                                                     ------------
       Total Short-Term Investments
         (Identified Cost $80,017,754).............................    79,989,978
                                                                     ------------
       Total Investments
         (Identified Cost $489,861,647) -- 99.67%..................   508,385,227/(a)/
       Securities Sold Short (Proceeds $8,531,884) -- (1.80)% .....    (9,192,590)
       Other Assets Less Liabilities -- 2.13 %.....................    10,880,124
                                                                     ------------
       Net Assets -- 100.00%.......................................  $510,072,761
                                                                     ============

--------
  (a) Federal Tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,861,289 and gross depreciation of $9,743,866 for federal income tax purposes. At March 31, 2005 the aggregate cost of securities for federal income tax purposes was $492,267,804 .
  (b)  Non-income producing.
  (c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria in Note 1E "Foreign security country determination" in the Notes to Schedule of Investments and Securities Sold Short.
  (d) Position, or portion thereof, has been segregated to collateralize securities sold short.
  (e) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

        See notes to schedule of investments and securities sold short

                                                     Number of
                                                      Shares      Value
                                                     --------- ----------
 SECURITIES SOLD SHORT
 DOMESTIC COMMON STOCKS                        0.87%
 CONSUMER DISCRETIONARY -- 0.65%
    Wendy's International, Inc...................      84,000  $3,279,360
 UTILITIES -- 0.22%
    Reliant Resources, Inc.......................     101,000   1,149,380
                                                               ----------
        Total Domestic Common Stocks
          (Proceeds $3,640,019) .............................   4,428,740
                                                               ----------
 EXCHANGE TRADED FUNDS                         0.93%
    iShares Russell 2000 Index Fund..............      39,000   4,763,850
                                                               ----------
        Total Exchange Traded Funds
          (Proceeds $4,891,865) .............................   4,763,850
                                                               ----------
        Total Securities Sold Short
          (Proceeds $8,531,884) .............................  $9,192,590/(f)/
                                                               ==========



--------
  (f) Federal Tax information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $128,015 and gross depreciation of $788,721 for federal income tax purposes. At March 31, 2005, the aggregate proceeds of securities sold short for federal tax purposes was ($8,531,884).

        See notes to schedule of investments and securities sold short

THE ZWEIG TOTAL RETURN FUND, INC.
NOTES TO ITS SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) MARCH 31, 2005

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Zweig Total Return Fund in the preparation of its Schedule of Investments and Securities Sold Short. The preparation of its Schedule of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the its Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.

A. Security Valuation:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which, in determining value, utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and other assets, if any, may be valued at fair value as determined in good faith by or under the direction of the Directors.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. Security Transactions and Related Income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Foreign Currency Translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

THE ZWEIG TOTAL RETURN FUND, INC.
NOTES TO ITS SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) MARCH 31, 2005

D. Forward Currency Contracts:

     The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

E. Foreign Security Country Determination:

     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short, country of incorporation, actual building address, primary exchange on which the security is traded and country in which greatest percentage of company revenue is generated.

F. Options:

     The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received.

     The Fund may purchase options, which are included in the Fund's Schedule of Investments and Securities Sold Short and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. As of March 31, 2005, the Fund has one option outstanding.

G. Short Sales:

     A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period; the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. Dividends on short sales are recorded as an expense to the Fund on ex-dividend date. At March 31, 2005 the value of securities sold short amounted to $9,192,590 against which collateral of $22,620,450 was held. The collateral includes the deposits with broker for securities held short and the value of the segregated investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

NOTE 2 -- CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of

THE ZWEIG TOTAL RETURN FUND, INC.
NOTES TO ITS SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) MARCH 31, 2005

political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Total Return Fund, Inc.

By (Signature and Title)*         /s/ Daniel T. Geraci
                                  ----------------------------------------------
                                  Daniel T. Geraci, President
                                  (principal executive officer)

Date May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Daniel T. Geraci
                                  ----------------------------------------------
                                  Daniel T. Geraci, President
                                  (principal executive officer)

Date May 24, 2005

By (Signature and Title)*         /s/ Nancy G. Curtiss
                                  ----------------------------------------------
                                  Nancy G. Curtiss, Treasurer and
                                  Chief Financial Officer
                                  (principal financial officer)

Date May 23, 2005

* Print the name and title of each signing officer under his or her signature.